EARNINGS PER SHARE (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 11.	EARNINGS PER SHARE

Basic and Diluted Net Loss Per Share

In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 260, Earnings per Share, basic earnings (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period.  Diluted earnings (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period, increased to include potential dilutive common shares.  The effect of outstanding stock options, restricted vesting Common Stock, convertible debt, convertible preferred stock, and warrants, when dilutive, is reflected in diluted earnings (loss) per common share by application of the treasury stock method.  We have excluded all outstanding stock options, restricted vesting Common Stock, convertible debt, convertible preferred stock, and warrants from the calculation of diluted net loss per common share because all such securities are antidilutive for all periods presented.

Shares used in calculating basic and diluted net loss per common share exclude these potential common shares as of March 31, 2015 and December 31, 2014:

	March 31, 2015	December 31, 2014
Warrants to purchase Common Stock	1,645,060	1,676,401
Stock options to purchase common stock	1,699,907	1,699,907
Total	3,344,967	3,376,308

NOTE 14.	EARNINGS PER SHARE

Basic and Diluted Net Loss Per Share

In accordance with FASB Accounting Standards Codification (“ASC”) Topic 260, Earnings per Share, basic earnings (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period.  Diluted earnings (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period, increased to include potential dilutive common shares.  The effect of outstanding stock options, restricted vesting common stock, convertible debt, convertible preferred stock, and warrants, when dilutive, is reflected in diluted earnings (loss) per common share by application of the treasury stock method.  We have excluded all outstanding stock options, restricted vesting common stock, convertible debt, convertible preferred stock, and warrants from the calculation of diluted net loss per common share because all such securities are antidilutive for all periods presented.

Shares used in calculating basic and diluted net loss per common share exclude these potential common shares as of December 31:

	December 31, 2014	December 31, 2013
Warrants to purchase Common Stock	1,676,401	4,665,451
Stock options to purchase common stock	1,699,907	1,014,907
Unvested restricted common stock	---	---
Common stock issuable upon the assumed conversion of our convertible note payable from June 2012 (1)	---	3,124,680
Common stock issuable upon the assumed conversion of our convertible note payable from June 2011 (2)	---	127,712
Common stock issuable upon the assumed conversion of our convertible note payable from July 2011 (2)	---	125,603
Total	3,376,308	9,058,353

(1)
The outstanding principal balance and the accrued and unpaid interest of the June 2012 Note may have been converted, at the option of Inter-Mountain, into shares of Common Stock at a conversion price of $0.35 per share, subject to certain pricing adjustments and ownership limitations.  For the purposes of this Table, we have assumed a conversion price of $0.35 per share and no ownership limitations.  On February 27, 2014 and on March 3, 2014, we received conversion notices from Inter-Mountain whereby we issued an aggregate of 435,502 shares of Common Stock for the final payment of approximately $152,000 due under the June 2012 Note.

(2)
On June 13, 2014, Mr. Gray elected to convert the outstanding principal balance ($140,000) of the June 2011 Note and we issued 116,667 shares of Common Stock for such conversion.  On July 28, 2014, Mr. Gray elected to convert the outstanding principal balance ($125,000) of the July 2011 Note and we issued 115,741 shares of Common Stock for such conversion.